N-4	Dec. 31, 2022 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	SBL VARIABLE ANNUITY ACCOUNT XIV
Entity Central Index Key	0001116625
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
SECUREDESIGNS VARIABLE ANNUITY
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
If you withdraw money from your Contract within 7 years following your last
Purchase Payment, you may be assessed a surrender charge of up to 7% (as a percentage of the portion of the withdrawal amount consisting of Purchase
Payments, including any Bonus Credits paid), declining to 0% in the eighth year.
For example, if you were to withdraw $100,000 during a surrender charge period, you would be assessed a charge of up to $7,000.
Fee Table Fee Table – Examples Charges and Deductions – Contingent Deferred Sales Charge
Transaction Charges	Other than surrender charges (if any), there are no charges for other transactions (e.g., transferring money between investment options).	Not Applicable
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Interest on any
Contract loans is not reflected. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table
Fee Table – Examples
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Administration Charge
Charges and Deductions
– Account Adminis-
tration Charge
Charges and Deductions
– Optional Rider Charges
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.76%	1.01%
	Investment options[2] (Underlying Fund fees and expenses)	0.53%	4.43%
	Optional benefits available for an additional charge[3] (for a single optional benefit, if elected)	0.05%	1.25%
1
As a percentage of Contract Value allocated to the Separate Account. This amount includes the account administration charge.
2
As a percentage of Underlying Fund average net assets.
3
As a percentage of Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,185.43	Highest Annual Cost: $4,782.77
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
•No optional benefits
•No sales charges or advisory fees
•No additional Purchase Payments,
transfers or withdrawals
•No Contract loans
•No Credit Enhancement amounts

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract charge, optional benefits,
and Underlying Fund fees and
expenses
•No sales charges or advisory fees
•No additional Purchase Payments,
transfers or withdrawals
•No Contract loans
•No Credit Enhancement amounts

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you withdraw money from your Contract within 7 years following your last
Purchase Payment, you may be assessed a surrender charge of up to 7% (as a percentage of the portion of the withdrawal amount consisting of Purchase
Payments, including any Bonus Credits paid), declining to 0% in the eighth year.
For example, if you were to withdraw $100,000 during a surrender charge period, you would be assessed a charge of up to $7,000.
Fee Table Fee Table – Examples Charges and Deductions – Contingent Deferred Sales Charge

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Transaction Charges	Other than surrender charges (if any), there are no charges for other transactions (e.g., transferring money between investment options).	Not Applicable

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Interest on any
Contract loans is not reflected. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table
Fee Table – Examples
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Administration Charge
Charges and Deductions
– Account Adminis-
tration Charge
Charges and Deductions
– Optional Rider Charges
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.76%	1.01%
	Investment options[2] (Underlying Fund fees and expenses)	0.53%	4.43%
	Optional benefits available for an additional charge[3] (for a single optional benefit, if elected)	0.05%	1.25%
1
As a percentage of Contract Value allocated to the Separate Account. This amount includes the account administration charge.
2
As a percentage of Underlying Fund average net assets.
3
As a percentage of Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,185.43	Highest Annual Cost: $4,782.77
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
•No optional benefits
•No sales charges or advisory fees
•No additional Purchase Payments,
transfers or withdrawals
•No Contract loans
•No Credit Enhancement amounts

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract charge, optional benefits,
and Underlying Fund fees and
expenses
•No sales charges or advisory fees
•No additional Purchase Payments,
transfers or withdrawals
•No Contract loans
•No Credit Enhancement amounts

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.76%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.01%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Contract Value allocated to the Separate Account. This amount includes the account administration charge.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.53%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	4.43%
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund average net assets.
Optional Benefits Minimum [Percent]	0.05%
Optional Benefits Maximum [Percent]	1.25%
Optional Benefits Footnotes [Text Block]	As a percentage of Contract Value.
Lowest Annual Cost [Dollars]	$ 1,185.43
Highest Annual Cost [Dollars]	$ 4,782.77
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Surrender charges may apply to withdrawals. If you take a withdrawal, a surrender charge may reduce the value of your Contract or the amount of money that you actually receive. Withdrawals may also reduce or terminate
Contract guarantees.
•The benefits of tax deferral, long-term income, and living benefit guarantees mean the Contract is more beneficial to investors with a long time horizon.
Charges and Deductions – Contingent Deferred Sales Charge The Contract – General
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that you choose under the Contract.
•Each investment option (including the Fixed Account, if available) has its own unique risks.
•You should review the investment options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
Insurance Company Risks
An investment in the Contract is subject to the risks related to us, Security
Benefit Life Insurance Company. Any obligations (including under the Fixed
Account option), guarantees or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life
Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.securitybenefit.com.
Information About the Company, the Separate Account, and the Underlying Funds – Security Benefit Life Insurance Company

Investment Restrictions [Text Block]	•Certain investment options may not be available under your Contract.•Certain Subaccounts prohibit you from transferring out and back within a period of calendar days.•We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.•There are certain restrictions on transfers between the Fixed Account and Subaccounts.•We reserve the right to add, remove or substitute the Underlying Fundsavailable as investment options under the Contract.
Optional Benefit Restrictions [Text Block]	•Optional benefits are only available at Contract issue. You cannot change or cancel the benefits that you select after they are issued.•Certain optional benefits are not available in every state and are subject to age restrictions. The 6% and 7% Guaranteed Growth Death Benefit is not available to Texas residents.•Certain optional benefits previously offered with the Contract are no longer available for purchase. We reserve the right to stop offering for purchase any currently available optional benefit at any time.•Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.•We do not have the right to modify or terminate an optional benefit. Withdrawals, however, may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
Tax Implications [Text Block]	•If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. Subject to certain conditions, the Company will not treat the deduction of advisory fees as withdrawals under the Contract for purposes of the GLWB Rider, and such deductions will not reduce benefits under the GLWB Rider. However, the deduction of advisory fees from your Contract Value will reduce the Contract Value, which could reduce the potential for increases to the benefits under the GLWB Rider.•Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contractwith your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.Transaction Expenses
Charge
Sales Load on Purchase Payments	None
Maximum Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%[1]
Transfer Fee (per transfer)	None
1 We also refer to this charge as a contingent deferred sales charge, withdrawal charge, and sales charge. The amount of the surrender charge is determined by reference to how long your Purchase Payments or Bonus Credits have been held under the Contract. Free withdrawals are available equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, in the first Contract Year, and (2)
10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See “Full and Partial Withdrawals”
and “Contingent Deferred Sales Charge” for more information.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Underlying Fund fees and expenses). If you choose to purchase an optional rider, you will pay additional charges, as shown below.Annual Contract Expenses
Charge
Administrative Expenses	$30.00[1]
Base Contract Expenses (as a percentage of average Contract Value)[2]	1.00%
Net Loan Interest Charge[3]	2.16%
Riders Available for Purchase with the Contract[4]
Annual Stepped Up Death Benefit	0.20%
4% Extra Credit[5]	0.55%
Waiver of Withdrawal Charge*	0.05%
Alternate Withdrawal Charge (0-Year)*	0.70%
Charge
Alternate Withdrawal Charge (4-Year)[6]*	0.60%
* Charges for these riders will continue after the Annuity Start Date if you select Annuity Option 5 or 6.
1 We call this the account administration charge in your Contract, as well as in other places in the Prospectus. An account administration charge of $30 is deducted at each Contract anniversary, and a pro rata account administration charge is deducted: (1) upon full withdrawal of Contract
Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more on the date it is to be deducted. This fee is presented as part of the Base Contract Expenses in the section entitled “Important Information You Should Consider About Your Contract" earlier in this
Prospectus.
2  This charge is comprised of both an annual mortality and expense risk charge and an annual administration charge. The administration charge is equal to an annual rate of 0.15% and is deducted daily. The mortality and expense risk charge is 0.85% but is reduced for larger Contract
Values as follows: At least $25,000 but less than $100,000 – 0.70%; $100,000 or more – 0.60%. The minimum mortality and expense risk charge of 0.60% is deducted daily. Any mortality and expense risk charge above the minimum charge is deducted from your Contract Value on a monthly basis. During the Annuity Period, the annual mortality and expense risk charge is 1.25% for Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. The mortality and expense risk charge for Annuity Options 5 and 6 remains as described above. The account administration charge also applies during the Annuity Period. See the discussion under Base Contract Expenses
– “Mortality and Expense Risk Charge” later in this Prospectus.
3 The net loan cost equals the difference between the amount of interest the Company charges you for a loan (which will be no greater than
5.16% plus the total charges for riders you have selected) and the amount of interest the Company credits to the Loan Account, which is 3.0%.
4 If you purchase any optional riders, the charge will be calculated as a percentage of Contract Value and deducted from your Contract Value.
Total rider charges cannot exceed 2.00% of Contract Value for riders elected prior to February 1, 2010 (1.00% for Contracts issued prior to
June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).
5 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
6 If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See “Alternate Withdrawal Charge.” The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company
issues your rider on or after January 1, 2005. However, if the Company issued your rider prior to that date, the charge is 0.55%.

The next table below shows the minimum and maximum total operating expenses charged by the Underlying Funds you may pay periodically during the time that you own the Contract. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A to this Prospectus.Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.53%	4.43%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.47%	1.99%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2024.

Transaction Expenses [Table Text Block]	Transaction Expenses
Charge
Sales Load on Purchase Payments	None
Maximum Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%[1]
Transfer Fee (per transfer)	None
1 We also refer to this charge as a contingent deferred sales charge, withdrawal charge, and sales charge. The amount of the surrender charge is determined by reference to how long your Purchase Payments or Bonus Credits have been held under the Contract. Free withdrawals are available equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, in the first Contract Year, and (2)
10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See “Full and Partial Withdrawals”
and “Contingent Deferred Sales Charge” for more information.

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	We also refer to this charge as a contingent deferred sales charge, withdrawal charge, and sales charge. The amount of the surrender charge is determined by reference to how long your Purchase Payments or Bonus Credits have been held under the Contract. Free withdrawals are available equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.
Exchange Fee (of Amount Exchanged), Maximum [Percent]	0.00%
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
Charge
Administrative Expenses	$30.00[1]
Base Contract Expenses (as a percentage of average Contract Value)[2]	1.00%
Net Loan Interest Charge[3]	2.16%
Riders Available for Purchase with the Contract[4]
Annual Stepped Up Death Benefit	0.20%
4% Extra Credit[5]	0.55%
Waiver of Withdrawal Charge*	0.05%
Alternate Withdrawal Charge (0-Year)*	0.70%
Charge
Alternate Withdrawal Charge (4-Year)[6]*	0.60%
* Charges for these riders will continue after the Annuity Start Date if you select Annuity Option 5 or 6.
1 We call this the account administration charge in your Contract, as well as in other places in the Prospectus. An account administration charge of $30 is deducted at each Contract anniversary, and a pro rata account administration charge is deducted: (1) upon full withdrawal of Contract
Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more on the date it is to be deducted. This fee is presented as part of the Base Contract Expenses in the section entitled “Important Information You Should Consider About Your Contract" earlier in this
Prospectus.
2  This charge is comprised of both an annual mortality and expense risk charge and an annual administration charge. The administration charge is equal to an annual rate of 0.15% and is deducted daily. The mortality and expense risk charge is 0.85% but is reduced for larger Contract
Values as follows: At least $25,000 but less than $100,000 – 0.70%; $100,000 or more – 0.60%. The minimum mortality and expense risk charge of 0.60% is deducted daily. Any mortality and expense risk charge above the minimum charge is deducted from your Contract Value on a monthly basis. During the Annuity Period, the annual mortality and expense risk charge is 1.25% for Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. The mortality and expense risk charge for Annuity Options 5 and 6 remains as described above. The account administration charge also applies during the Annuity Period. See the discussion under Base Contract Expenses
– “Mortality and Expense Risk Charge” later in this Prospectus.
3 The net loan cost equals the difference between the amount of interest the Company charges you for a loan (which will be no greater than
5.16% plus the total charges for riders you have selected) and the amount of interest the Company credits to the Loan Account, which is 3.0%.
4 If you purchase any optional riders, the charge will be calculated as a percentage of Contract Value and deducted from your Contract Value.
Total rider charges cannot exceed 2.00% of Contract Value for riders elected prior to February 1, 2010 (1.00% for Contracts issued prior to
June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).
5 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
6 If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See “Alternate Withdrawal Charge.” The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company
issues your rider on or after January 1, 2005. However, if the Company issued your rider prior to that date, the charge is 0.55%.

Administrative Expense, Maximum [Dollars]	$ 30.00
Administrative Expense, Footnotes [Text Block]	We call this the account administration charge in your Contract, as well as in other places in the Prospectus. An account administration charge of $30 is deducted at each Contract anniversary, and a pro rata account administration charge is deducted: (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more on the date it is to be deducted. This fee is presented as part of the Base Contract Expenses in the section entitled “Important Information You Should Consider About Your Contract" earlier in this Prospectus.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.00%
Base Contract Expense, Footnotes [Text Block]	This charge is comprised of both an annual mortality and expense risk charge and an annual administration charge. The administration charge is equal to an annual rate of 0.15% and is deducted daily. The mortality and expense risk charge is 0.85% but is reduced for larger Contract Values as follows: At least $25,000 but less than $100,000 – 0.70%; $100,000 or more – 0.60%. The minimum mortality and expense risk charge of 0.60% is deducted daily. Any mortality and expense risk charge above the minimum charge is deducted from your Contract Value on a monthly basis. During the Annuity Period, the annual mortality and expense risk charge is 1.25% for Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. The mortality and expense risk charge for Annuity Options 5 and 6 remains as described above. The account administration charge also applies during the Annuity Period. See the discussion under Base Contract Expenses – “Mortality and Expense Risk Charge” later in this Prospectus.
Annual Portfolio Company Expenses [Table Text Block]	The next table below shows the minimum and maximum total operating expenses charged by the Underlying Funds you may pay periodically during the time that you own the Contract. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A to this Prospectus.Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.53%	4.43%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.47%	1.99%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2024.

Portfolio Company Expenses [Text Block]	Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.53%
Portfolio Company Expenses Maximum [Percent]	4.43%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 13,555.77
Surrender Expense, 1 Year, Minimum [Dollars]	9,908.54
Surrender Expense, 3 Years, Maximum [Dollars]	26,562.71
Surrender Expense, 3 Years, Minimum [Dollars]	16,434.07
Surrender Expense, 5 Years, Maximum [Dollars]	38,180.89
Surrender Expense, 5 Years, Minimum [Dollars]	22,163.22
Surrender Expense, 10 Years, Maximum [Dollars]	65,876.62
Surrender Expense, 10 Years, Minimum [Dollars]	38,016.95
No Surrender Expense, 1 Year, Maximum [Dollars]	7,340.87
No Surrender Expense, 1 Year, Minimum [Dollars]	3,557.13
No Surrender Expense, 3 Years, Maximum [Dollars]	21,491.52
No Surrender Expense, 3 Years, Minimum [Dollars]	10,828.91
No Surrender Expense, 5 Years, Maximum [Dollars]	34,962.49
No Surrender Expense, 5 Years, Minimum [Dollars]	18,315.87
No Surrender Expense, 10 Years, Maximum [Dollars]	65,876.62
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 38,016.95
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract
Risk of Investment Loss — The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.Short-Term Investment Risk/Withdrawal Risk — This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A withdrawal charge may be assessed on withdrawals and surrenders, and it could be substantial. Each Purchase Payment is subject to a withdrawal charge for seven years from the date of that Purchase Payment. This means that a Purchase Payment made in year eight of the Contract will be subject to a withdrawal charge until year 15 of the Contract. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal could reduce the value of certain optional benefits by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long time horizon.Subaccount Risk — Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.Managed Volatility Fund Risk — Certain Underlying Funds utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the Contract’s guaranteed rider benefits, like living and death benefits, because they reduce the incidence of extreme outcomes, including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your Contract Value and guaranteed rider benefits and may therefore conflict with your personal investment objectives. In addition, the cost of these hedging strategies may negatively impact performance.Purchase Payment Risk — Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.Financial Strength and Claims-Paying Ability Risk — All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.Cybersecurity and Business Disruption Risk — Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts (such as Russia’s invasion of the Ukraine and the resulting response by the United States and other countries). For more information about these risks, see “More About the Contract – Cyber Security and Certain Business Continuity Risks.”Credit Enhancement Risk — Expenses for a Contract with a Credit Enhancement may be higher than for a Contract without a Credit Enhancement. The amount of the Purchase Payment credit may be more than offset by the fees and charges associated with the credit. In addition, Credit Enhancements are excluded from the calculation of the optional living and death benefits. This means that, unlike Purchase Payments, Credit Enhancements do not increase the value of such benefits.Tax Consequences Risk — Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.Advisory Fee Deduction Risk — If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit and guaranteed rider benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. Subject to certain conditions, the Company will not treat the deduction of advisory fees as withdrawals under the Contract for purposes of the GLWB Rider, and such deductions will not reduce benefits under the GLWB Rider. However, the deduction of advisory fees from your Contract Value will reduce the Contract Value, which could reduce the potential for increases to the benefits under the GLWB Rider.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Under the Contract
The following table summarizes information about the optional and standard benefits under the Contract that are currently available or have previously been offered. Please note that this table does not fully describe the terms and conditions of each benefit. You should refer to the applicable sections of this Prospectus for additional information.
Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit – Contract Issue Age 81 and Older	Provides a death benefit equal to the Contract Value.	There is no charge for this option.
•The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge and any
uncollected premium tax.
•The Contract Value will be reduced by any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death.

Standard Death Benefit – Contract Issue Age 80 or Younger	Provides a death benefit equal to the greater of all Purchase Payments less any withdrawals, including withdrawal charges, or the Contract Value.	There is no charge for this option.
•The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge and any
uncollected premium tax.
•Purchase Payments do not include any Credit Enhancements
and/or Bonus Credits.
•The Contract Value will be reduced by any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death.

Systematic Withdrawals	Allows you to set up automatic periodic payments from your Contract Value.	There is no charge for this option.	•Each payment must be at least $100 (unless we consent otherwise). •Withdrawals may be subject to income tax and penalties.
Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts and the Fixed Account, if available.	There is no charge for this option.
•The minimum amount that may be transferred to any one
Subaccount is $25.00.
•The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
•Transfers can be made for a fixed period of time, until the total amount elected has been transferred, or until the Contract Value in the Subaccount from which transfers are made has been depleted.
•After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.	•The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
DCA Plus Account
Interest is credited to the portion
of your initial Purchase Payment
allocated to the DCA Plus
Account which is part of the
Company’s Fixed Account, and
amounts are systematically
transferred monthly to the
Subaccounts over the DCA Plus
Period, per your election.
There is no charge for this option.
•The rate of Current Interest credited to the DCA Plus Account will be fixed for the applicable DCA Plus Period (a six-month or
12-month period that begins as of the Valuation Date your
Purchase Payment is applied to the DCA Plus Account).
•The rate of interest for the Fixed Account allocations could be higher.
•You may only allocate Purchase Payments to the DCA Plus
Account. Transfers of Contract Value are not permitted.
•Not available if you have purchased the Extra Credit Rider at 3%,
4% or 5%, the 0-Year or 4-Year Alternate Withdrawal Charge Rider
or the Guaranteed Lifetime Withdrawal Benefit Rider, or if the DCA
Plus Period has expired.
•Not available in all states.

Benefits Currently Available
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Annual Stepped Up Death Benefit	Provides an enhanced death benefit equal to the greatest of (1) Purchase Payments (excluding Credit Enhancements and Bonus Credits) less any withdrawals and withdrawal charges, (2) the Contract Value, or (3) the Stepped Up Death Benefit.	0.20%
•We will recapture any Credit Enhancements, if applicable, during the 12 months preceding the Owner’s date of death.
•The death benefit is no longer eligible to “step up” on any Contract anniversary following your 81st birthday.
•If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value as of the
Valuation Date such proof of death and instructions are received by the Company.
•Available if the Owner is 79 or younger on the Contract Date.
•Available at Contract issue only.
•The benefit will terminate at the Annuity Start Date.
•The death benefit will be reduced by any outstanding Contract
Debt, pro rata account administration charge, and premium tax.
•Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Waiver of Withdrawal Charge	Provides a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65, (2) confinement to a nursing home, or (3) terminal illness.	0.05%
•Subject to a written physician’s statement acceptable to the
Company or a certified Social Security finding of disability.
•We will recapture any Credit Enhancements, if applicable, credited during the 12 months preceding any withdrawal.
•You will receive no benefit from the disability portion of this rider
(and the rider charge will remain the same) if your purchase the
Contract with this rider after age 65.
•The benefit differs and is not available in certain states.
•Available at Contract issue only.
•Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

Optional Benefits Currently Available
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Alternate Withdrawal Charge (0-Year)	Makes available a shorter withdrawal charge schedule in lieu of the Contract’s 7-year withdrawal charge schedule.	0.70%
•Not available with the Fixed Account.
•We may recapture any Credit Enhancement, if applicable, in the event of a full or partial withdrawal.
•Available at Contract issue only.
•Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

Alternate Withdrawal Charge (4-Year)[1]	Makes available a shorter withdrawal charge schedule in lieu of the Contract’s 7-year withdrawal charge schedule.	0.60%[2]
•Not available with the Fixed Account.
•We may recapture any Credit Enhancement, if applicable, in the event of a full or partial withdrawal.
•Available at Contract issue only.
•This rider may provide a benefit only if a withdrawal is taken in the five to seven Contract Years after the applicable Purchase Payment date because for the first four years after the Purchase Payment date, the withdrawal charges are the same as they would be under the 7-year schedule.
•Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

4% Extra Credit	Provides a Credit Enhancement equal to 4% of Purchase Payments, which will be added to the Contract Value for each Purchase Payment made in the first Contract Year.	0.55%
•Credit Enhancements are only applied to Purchase Payments
received in the first Contract Year. If Purchase Payments are made in subsequent Contract Years, the charge for this benefit will increase proportionately in relation to those Purchase Payments and no additional Credit Enhancement will be applied.
•Not available with the Fixed Account.
•You may not select an Annuity Start Date prior to seven years from the effective date of the rider.
•Credit Enhancements are not fully vested until the seventh Contract anniversary. Until that date, all or a portion of the Credit
Enhancement(s) will be forfeited under certain circumstances.
•Available at Contract issue only.
•Available if the Owner is age 80 or younger on the Contract Date.

Benefits Available [Table Text Block]
Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit – Contract Issue Age 81 and Older	Provides a death benefit equal to the Contract Value.	There is no charge for this option.
•The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge and any
uncollected premium tax.
•The Contract Value will be reduced by any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death.

Standard Death Benefit – Contract Issue Age 80 or Younger	Provides a death benefit equal to the greater of all Purchase Payments less any withdrawals, including withdrawal charges, or the Contract Value.	There is no charge for this option.
•The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge and any
uncollected premium tax.
•Purchase Payments do not include any Credit Enhancements
and/or Bonus Credits.
•The Contract Value will be reduced by any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death.

Systematic Withdrawals	Allows you to set up automatic periodic payments from your Contract Value.	There is no charge for this option.	•Each payment must be at least $100 (unless we consent otherwise). •Withdrawals may be subject to income tax and penalties.
Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts and the Fixed Account, if available.	There is no charge for this option.
•The minimum amount that may be transferred to any one
Subaccount is $25.00.
•The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
•Transfers can be made for a fixed period of time, until the total amount elected has been transferred, or until the Contract Value in the Subaccount from which transfers are made has been depleted.
•After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.	•The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
DCA Plus Account
Interest is credited to the portion
of your initial Purchase Payment
allocated to the DCA Plus
Account which is part of the
Company’s Fixed Account, and
amounts are systematically
transferred monthly to the
Subaccounts over the DCA Plus
Period, per your election.
There is no charge for this option.
•The rate of Current Interest credited to the DCA Plus Account will be fixed for the applicable DCA Plus Period (a six-month or
12-month period that begins as of the Valuation Date your
Purchase Payment is applied to the DCA Plus Account).
•The rate of interest for the Fixed Account allocations could be higher.
•You may only allocate Purchase Payments to the DCA Plus
Account. Transfers of Contract Value are not permitted.
•Not available if you have purchased the Extra Credit Rider at 3%,
4% or 5%, the 0-Year or 4-Year Alternate Withdrawal Charge Rider
or the Guaranteed Lifetime Withdrawal Benefit Rider, or if the DCA
Plus Period has expired.
•Not available in all states.

Benefits Currently Available
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Annual Stepped Up Death Benefit	Provides an enhanced death benefit equal to the greatest of (1) Purchase Payments (excluding Credit Enhancements and Bonus Credits) less any withdrawals and withdrawal charges, (2) the Contract Value, or (3) the Stepped Up Death Benefit.	0.20%
•We will recapture any Credit Enhancements, if applicable, during the 12 months preceding the Owner’s date of death.
•The death benefit is no longer eligible to “step up” on any Contract anniversary following your 81st birthday.
•If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value as of the
Valuation Date such proof of death and instructions are received by the Company.
•Available if the Owner is 79 or younger on the Contract Date.
•Available at Contract issue only.
•The benefit will terminate at the Annuity Start Date.
•The death benefit will be reduced by any outstanding Contract
Debt, pro rata account administration charge, and premium tax.
•Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Waiver of Withdrawal Charge	Provides a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65, (2) confinement to a nursing home, or (3) terminal illness.	0.05%
•Subject to a written physician’s statement acceptable to the
Company or a certified Social Security finding of disability.
•We will recapture any Credit Enhancements, if applicable, credited during the 12 months preceding any withdrawal.
•You will receive no benefit from the disability portion of this rider
(and the rider charge will remain the same) if your purchase the
Contract with this rider after age 65.
•The benefit differs and is not available in certain states.
•Available at Contract issue only.
•Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

Optional Benefits Currently Available
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Alternate Withdrawal Charge (0-Year)	Makes available a shorter withdrawal charge schedule in lieu of the Contract’s 7-year withdrawal charge schedule.	0.70%
•Not available with the Fixed Account.
•We may recapture any Credit Enhancement, if applicable, in the event of a full or partial withdrawal.
•Available at Contract issue only.
•Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

Alternate Withdrawal Charge (4-Year)[1]	Makes available a shorter withdrawal charge schedule in lieu of the Contract’s 7-year withdrawal charge schedule.	0.60%[2]
•Not available with the Fixed Account.
•We may recapture any Credit Enhancement, if applicable, in the event of a full or partial withdrawal.
•Available at Contract issue only.
•This rider may provide a benefit only if a withdrawal is taken in the five to seven Contract Years after the applicable Purchase Payment date because for the first four years after the Purchase Payment date, the withdrawal charges are the same as they would be under the 7-year schedule.
•Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

4% Extra Credit	Provides a Credit Enhancement equal to 4% of Purchase Payments, which will be added to the Contract Value for each Purchase Payment made in the first Contract Year.	0.55%
•Credit Enhancements are only applied to Purchase Payments
received in the first Contract Year. If Purchase Payments are made in subsequent Contract Years, the charge for this benefit will increase proportionately in relation to those Purchase Payments and no additional Credit Enhancement will be applied.
•Not available with the Fixed Account.
•You may not select an Annuity Start Date prior to seven years from the effective date of the rider.
•Credit Enhancements are not fully vested until the seventh Contract anniversary. Until that date, all or a portion of the Credit
Enhancement(s) will be forfeited under certain circumstances.
•Available at Contract issue only.
•Available if the Owner is age 80 or younger on the Contract Date.

Name of Benefit [Text Block]	Name of BenefitName of Benefit
Purpose of Benefit [Text Block]	PurposePurpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/LimitationsBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of BenefitName of Benefit
Operation of Benefit [Text Block]	Riders Previously Available for Purchase — A number of other riders previously offered with the Contract are no longer available for purchase. Please refer to Appendix B – Riders No Longer Available – Available For Purchase Only Prior To February 1, 2010 and Appendix C – Automatic Bonus Credit Rider for descriptions of these riders.
Item 17. Portfolio Companies (N-4) [Text Block]	APPENDIX AUnderlying Funds Available Under the Contract
The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/SecurityBenefit/TAHD/814121612?site=PSBL. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com. The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://securitybenefit.se2.com/#53&RID=8&prodID=16&prodCat=VA.
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Mid Cap Value	AB Discovery Value – Class B Adviser: AllianceBernstein L.P.	1.05%	-15.82%	3.62%	9.06%
Global Allocation	AB VPS Dynamic Asset Allocation – Class B Adviser: AllianceBernstein L.P.	1.08%	-18.68%	-0.10%	3.07%
Mid Cap Value	American Century VP Mid Cap Value – Class II Adviser: American Century Investment Management, Inc.	1.01%	-1.38%	6.61%	10.84%
Large Cap Growth	American Century VP Ultra® – Class II Adviser: American Century Investment Management, Inc.	1.04%	-32.46%	10.94%	13.95%
Large Cap Value	American Century VP Value – Class II Adviser: American Century Investment Management, Inc.	1.00%	0.31%	7.68%	10.41%
Balanced/Asset Allocation	American Funds IS® Asset Allocation – Class 4 Adviser: Capital Research and Management CompanySM	0.80%	-13.66%	5.06%	7.87%
Global Bond	American Funds IS® Capital World Bond – Class 4 Adviser: Capital Research and Management CompanySM	0.97%	-17.84%	-2.01%	-0.70%
Global Equity	American Funds IS® Global Growth – Class 4 Adviser: Capital Research and Management CompanySM	1.02%	-24.92%	6.80%	9.92%
Large Cap Blend	American Funds IS® Growth-Income – Class 4 Adviser: Capital Research and Management CompanySM	0.78%	-16.71%	7.56%	11.28%
International Equity	American Funds IS® International – Class 4 Adviser: Capital Research and Management CompanySM	1.03%	-21.02%	-1.29%	3.67%
Emerging Markets	American Funds IS® New World – Class 4 Adviser: Capital Research and Management CompanySM	1.14%	-22.25%	2.07%	4.02%
Large Cap Value	BlackRock Equity Dividend V.I. – Class III Adviser: BlackRock Advisors, LLC	1.12%	-4.10%	7.11%	9.85%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Global Allocation	BlackRock Global Allocation V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock (Singapore) Limited	1.15%	-16.07%	3.25%	4.81%
High Yield Bond	BlackRock High Yield V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.90%	-10.56%	2.35%	3.85%
Mid Cap Blend	BNY Mellon IP MidCap Stock – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.11%	-14.29%	3.24%	8.60%
Small Cap Blend	BNY Mellon IP Small Cap Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc.	0.61%	-16.65%	5.29%	10.20%
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.03%	-46.52%	4.83%	10.90%
Large Cap Blend	BNY Mellon VIF Appreciation – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co., LLC	1.08%	-18.26%	10.03%	10.82%
Large Cap Growth	ClearBridge Variable Aggressive Growth – Class II Adviser: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: ClearBridge Investments, LLC	1.07%	-26.59%	1.64%	8.22%
Small Cap Growth	ClearBridge Variable Small Cap Growth – Class I Adviser: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: ClearBridge Investments, LLC	0.80%	-28.85%	8.54%	11.23%
Global Allocation	Delaware Ivy VIP Asset Strategy - Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.01%	-14.71%	4.32%	4.46%
Large Cap Value	Fidelity® VIP Equity-Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.76%	-5.25%	7.88%	9.91%
Large Cap Growth	Fidelity® VIP Growth & Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.77%	-5.17%	8.58%	11.30%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Growth	Fidelity® VIP Growth Opportunities – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.88%	-38.32%	12.80%	14.81%
High Yield Bond	Fidelity® VIP High Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.97%	-11.67%	0.86%	2.71%
International Equity	Fidelity® VIP Overseas – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited	1.02%	-24.68%	2.35%	5.48%
Balanced/Asset Allocation	Franklin Allocation VIP Fund – Class 4 Adviser: Franklin Advisers, Inc.	0.96%	-16.19%	2.46%	5.44%
Balanced/Asset Allocation	Franklin Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.71%	-5.47%	4.30%	5.51%
Global Equity	Franklin Mutual Global Discovery VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	1.18%	-4.75%	3.66%	6.60%
Small Cap Value	Franklin Small Cap Value VIP Fund – Class 2[2] Adviser: Franklin Mutual Advisers, LLC	0.92%	-10.06%	5.48%	9.09%
Multi-Sector Bond	Franklin Strategic Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.12%	-10.75%	-0.07%	1.30%
Multi Cap Value	Guggenheim VIF All Cap Value Adviser: Security Investors, LLC	1.11%	-1.17%	7.17%	10.52%
Specialty	Guggenheim VIF Alpha Opportunity Adviser: Security Investors, LLC	4.43%	-8.53%	-2.08%	3.79%
Floating Rate Bond	Guggenheim VIF Floating Rate Strategies Adviser: Guggenheim Partners Investment Management, LLC Sub-Adviser: Guggenheim Partners Advisors, LLC	1.29%	-0.85%	1.64%	N/A
Specialty	Guggenheim VIF Global Managed Futures Strategy Adviser: Security Investors, LLC	2.01%	11.28%	2.54%	1.75%
High Yield Bond	Guggenheim VIF High Yield Adviser: Security Investors, LLC Sub-Adviser: Guggenheim Partners Advisors, LLC	1.28%	-9.70%	1.30%	3.48%
Large Cap Value	Guggenheim VIF Large Cap Value Adviser: Security Investors, LLC	1.02%	-1.32%	7.14%	10.53%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Specialty	Guggenheim VIF Long Short Equity Adviser: Security Investors, LLC	1.78%	-14.39%	0.43%	3.74%
Balanced/Asset Allocation	Guggenheim VIF Managed Asset Allocation Adviser: Security Investors, LLC	1.08%	-16.57%	3.65%	6.08%
Specialty	Guggenheim VIF Multi-Hedge Strategies Adviser: Security Investors, LLC	1.72%	-3.40%	2.25%	2.25%
Small Cap Value	Guggenheim VIF Small Cap Value Adviser: Security Investors, LLC	1.21%	-3.74%	5.19%	7.85%
Mid Cap Value	Guggenheim VIF SMid Cap Value Adviser: Security Investors, LLC	1.13%	-1.86%	6.91%	9.70%
Large Cap Blend	Guggenheim VIF StylePlus Large Core Adviser: Security Investors, LLC	1.31%	-20.67%	8.01%	11.89%
Large Cap Growth	Guggenheim VIF StylePlus Large Growth Adviser: Security Investors, LLC	1.33%	-30.69%	9.52%	13.27%
Mid Cap Growth	Guggenheim VIF StylePlus Mid Growth Adviser: Security Investors, LLC	1.28%	-27.78%	5.98%	10.32%
Small Cap Growth	Guggenheim VIF StylePlus Small Growth Adviser: Security Investors, LLC	1.53%	-26.61%	3.05%	9.37%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Security Investors, LLC Sub-Adviser: Guggenheim Partners Advisors, LLC	0.92%	-16.15%	0.15%	2.48%
Global Equity	Guggenheim VIF World Equity Income Adviser: Security Investors, LLC	1.10%	-9.12%	5.64%	7.59%
Mid Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.14%	-2.86%	6.32%	8.60%
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	1.00%	0.85%	7.76%	10.74%
Intermediate Core-Plus Bond	Invesco V.I. Core Plus Bond – Series II Adviser: Invesco Advisers, Inc.	0.96%	-14.68%	-0.04%	1.87%
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.11%	-31.13%	8.36%	11.55%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.82%	-7.71%	5.35%	8.12%
International Equity	Invesco V.I. EQV International Equity – Series II Adviser: Invesco Advisers, Inc.	1.16%	-18.50%	1.26%	4.15%
Global Equity	Invesco V.I. Global – Series II Adviser: Invesco Advisers, Inc.	1.06%	-31.94%	2.59%	7.59%
Specialty-Sector	Invesco V.I. Global Real Estate – Series I Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.02%	-24.94%	-0.91%	2.48%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Money Market	Invesco V.I. Government Money Market – Series II Adviser: Invesco Advisers, Inc.	0.53%	1.25%	0.88%	0.48%
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.93%	-10.58%	-0.39%	0.17%
Specialty-Sector	Invesco V.I. Health Care – Series I Adviser: Invesco Advisers, Inc.	0.96%	-13.32%	8.30%	10.24%
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.18%	-14.45%	4.82%	7.72%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.12%	-16.04%	6.74%	10.60%
Mid Cap Growth	Janus Henderson VIT Enterprise – Service Class Adviser: Janus Henderson Investors US LLC	0.96%	-16.15%	9.35%	13.10%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Henderson Investors US LLC	0.81%	-30.06%	7.90%	11.16%
Multi-Sector Bond	Lord Abbett Series Bond-Debenture VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.89%	-12.80%	1.01%	3.65%
Small Cap Growth	Lord Abbett Series Developing Growth VC – Class VC2 Adviser: Lord, Abbett & Co. LLC	1.30%	-35.98%	8.23%	10.86%
Intermediate Core Bond	LVIP JPMorgan Core Bond – Service Class Adviser: Lincoln Investment Advisors Corporation	0.80%	-12.73%	-0.11%	0.83%
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.24%	-17.80%	2.43%	4.42%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.95%	-9.84%	4.91%	7.07%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.04%	0.48%	8.73%	8.35%
Emerging Markets	Morgan Stanley VIF Emerging Markets Equity – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Company	1.47%	-25.13%	-2.77%	0.54%
Asset Allocation/ Lifestyle	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.89%	-13.17%	4.59%	7.17%
Asset Allocation/ Lifestyle	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.88%	-12.88%	2.80%	4.90%
Asset Allocation/ Lifestyle	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.94%	-11.82%	0.54%	1.74%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Asset Allocation/ Lifestyle	Morningstar Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.87%	-13.25%	3.84%	6.32%
Asset Allocation/ Lifestyle	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.90%	-12.54%	1.77%	3.36%
Specialty	Neuberger Berman AMT Sustainable Equity – Class S Adviser: Neuberger Berman Investment Advisers LLC	1.18%	-18.65%	7.14%	10.64%
Specialty	PIMCO VIT All Asset – Administrative Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	0.575%	-11.84%	3.22%	3.25%
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Adminis- trative Class Adviser: Pacific Investment Management Company LLC	1.50%	8.61%	7.03%	-1.56%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond – Advisor Class Adviser: Pacific Investment Management Company LLC	1.14%	-15.80%	-0.95%	0.87%
International Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Administrative Class Adviser: Pacific Investment Management Company LLC	1.01%	-10.15%	0.32%	2.22%
Short Term Bond	PIMCO VIT Low Duration – Administrative Class Adviser: Pacific Investment Management Company LLC	0.67%	-5.74%	0.08%	0.42%
Inflation- Protected Bond	PIMCO VIT Real Return – Administrative Class Adviser: Pacific Investment Management Company LLC	0.77%	-11.90%	1.96%	0.90%
Intermediate Term Bond	PIMCO VIT Total Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.77%	-14.39%	-0.28%	0.82%
Small Cap Value	Putnam VT Small Cap Value – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited	1.03%	-12.98%	4.72%	9.12%
Small Cap Blend	Royce Micro-Cap – Investment Class Adviser: Royce & Associates, LP	1.12%	-22.43%	6.30%	5.73%
Specialty-Sector	T. Rowe Price Health Sciences – Class II Adviser: T. Rowe Price Associates, Inc.	1.20%	-12.69%	10.56%	15.35%
Emerging Markets	Templeton Developing Markets VIP Fund – Class 2 Adviser: Templeton Asset Management Ltd Sub-Adviser: Franklin Templeton Investment Management Limited	1.38%	-21.98%	-1.67%	1.02%
Global Bond	Templeton Global Bond VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.79%	-4.95%	-2.32%	-0.78%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
High Yield Bond	Western Asset Variable Global High Yield Bond – Class II Adviser: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.	1.04%	-13.87%	0.37%	2.26%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

2 This fund is no longer available for new transfers.

Prospectuses Available [Text Block]	The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/SecurityBenefit/TAHD/814121612?site=PSBL. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com. The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://securitybenefit.se2.com/#53&RID=8&prodID=16&prodCat=VA.
Portfolio Companies [Table Text Block]
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Mid Cap Value	AB Discovery Value – Class B Adviser: AllianceBernstein L.P.	1.05%	-15.82%	3.62%	9.06%
Global Allocation	AB VPS Dynamic Asset Allocation – Class B Adviser: AllianceBernstein L.P.	1.08%	-18.68%	-0.10%	3.07%
Mid Cap Value	American Century VP Mid Cap Value – Class II Adviser: American Century Investment Management, Inc.	1.01%	-1.38%	6.61%	10.84%
Large Cap Growth	American Century VP Ultra® – Class II Adviser: American Century Investment Management, Inc.	1.04%	-32.46%	10.94%	13.95%
Large Cap Value	American Century VP Value – Class II Adviser: American Century Investment Management, Inc.	1.00%	0.31%	7.68%	10.41%
Balanced/Asset Allocation	American Funds IS® Asset Allocation – Class 4 Adviser: Capital Research and Management CompanySM	0.80%	-13.66%	5.06%	7.87%
Global Bond	American Funds IS® Capital World Bond – Class 4 Adviser: Capital Research and Management CompanySM	0.97%	-17.84%	-2.01%	-0.70%
Global Equity	American Funds IS® Global Growth – Class 4 Adviser: Capital Research and Management CompanySM	1.02%	-24.92%	6.80%	9.92%
Large Cap Blend	American Funds IS® Growth-Income – Class 4 Adviser: Capital Research and Management CompanySM	0.78%	-16.71%	7.56%	11.28%
International Equity	American Funds IS® International – Class 4 Adviser: Capital Research and Management CompanySM	1.03%	-21.02%	-1.29%	3.67%
Emerging Markets	American Funds IS® New World – Class 4 Adviser: Capital Research and Management CompanySM	1.14%	-22.25%	2.07%	4.02%
Large Cap Value	BlackRock Equity Dividend V.I. – Class III Adviser: BlackRock Advisors, LLC	1.12%	-4.10%	7.11%	9.85%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Global Allocation	BlackRock Global Allocation V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock (Singapore) Limited	1.15%	-16.07%	3.25%	4.81%
High Yield Bond	BlackRock High Yield V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.90%	-10.56%	2.35%	3.85%
Mid Cap Blend	BNY Mellon IP MidCap Stock – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.11%	-14.29%	3.24%	8.60%
Small Cap Blend	BNY Mellon IP Small Cap Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc.	0.61%	-16.65%	5.29%	10.20%
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.03%	-46.52%	4.83%	10.90%
Large Cap Blend	BNY Mellon VIF Appreciation – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co., LLC	1.08%	-18.26%	10.03%	10.82%
Large Cap Growth	ClearBridge Variable Aggressive Growth – Class II Adviser: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: ClearBridge Investments, LLC	1.07%	-26.59%	1.64%	8.22%
Small Cap Growth	ClearBridge Variable Small Cap Growth – Class I Adviser: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: ClearBridge Investments, LLC	0.80%	-28.85%	8.54%	11.23%
Global Allocation	Delaware Ivy VIP Asset Strategy - Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.01%	-14.71%	4.32%	4.46%
Large Cap Value	Fidelity® VIP Equity-Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.76%	-5.25%	7.88%	9.91%
Large Cap Growth	Fidelity® VIP Growth & Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.77%	-5.17%	8.58%	11.30%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Growth	Fidelity® VIP Growth Opportunities – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.88%	-38.32%	12.80%	14.81%
High Yield Bond	Fidelity® VIP High Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.97%	-11.67%	0.86%	2.71%
International Equity	Fidelity® VIP Overseas – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited	1.02%	-24.68%	2.35%	5.48%
Balanced/Asset Allocation	Franklin Allocation VIP Fund – Class 4 Adviser: Franklin Advisers, Inc.	0.96%	-16.19%	2.46%	5.44%
Balanced/Asset Allocation	Franklin Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.71%	-5.47%	4.30%	5.51%
Global Equity	Franklin Mutual Global Discovery VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	1.18%	-4.75%	3.66%	6.60%
Small Cap Value	Franklin Small Cap Value VIP Fund – Class 2[2] Adviser: Franklin Mutual Advisers, LLC	0.92%	-10.06%	5.48%	9.09%
Multi-Sector Bond	Franklin Strategic Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.12%	-10.75%	-0.07%	1.30%
Multi Cap Value	Guggenheim VIF All Cap Value Adviser: Security Investors, LLC	1.11%	-1.17%	7.17%	10.52%
Specialty	Guggenheim VIF Alpha Opportunity Adviser: Security Investors, LLC	4.43%	-8.53%	-2.08%	3.79%
Floating Rate Bond	Guggenheim VIF Floating Rate Strategies Adviser: Guggenheim Partners Investment Management, LLC Sub-Adviser: Guggenheim Partners Advisors, LLC	1.29%	-0.85%	1.64%	N/A
Specialty	Guggenheim VIF Global Managed Futures Strategy Adviser: Security Investors, LLC	2.01%	11.28%	2.54%	1.75%
High Yield Bond	Guggenheim VIF High Yield Adviser: Security Investors, LLC Sub-Adviser: Guggenheim Partners Advisors, LLC	1.28%	-9.70%	1.30%	3.48%
Large Cap Value	Guggenheim VIF Large Cap Value Adviser: Security Investors, LLC	1.02%	-1.32%	7.14%	10.53%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Specialty	Guggenheim VIF Long Short Equity Adviser: Security Investors, LLC	1.78%	-14.39%	0.43%	3.74%
Balanced/Asset Allocation	Guggenheim VIF Managed Asset Allocation Adviser: Security Investors, LLC	1.08%	-16.57%	3.65%	6.08%
Specialty	Guggenheim VIF Multi-Hedge Strategies Adviser: Security Investors, LLC	1.72%	-3.40%	2.25%	2.25%
Small Cap Value	Guggenheim VIF Small Cap Value Adviser: Security Investors, LLC	1.21%	-3.74%	5.19%	7.85%
Mid Cap Value	Guggenheim VIF SMid Cap Value Adviser: Security Investors, LLC	1.13%	-1.86%	6.91%	9.70%
Large Cap Blend	Guggenheim VIF StylePlus Large Core Adviser: Security Investors, LLC	1.31%	-20.67%	8.01%	11.89%
Large Cap Growth	Guggenheim VIF StylePlus Large Growth Adviser: Security Investors, LLC	1.33%	-30.69%	9.52%	13.27%
Mid Cap Growth	Guggenheim VIF StylePlus Mid Growth Adviser: Security Investors, LLC	1.28%	-27.78%	5.98%	10.32%
Small Cap Growth	Guggenheim VIF StylePlus Small Growth Adviser: Security Investors, LLC	1.53%	-26.61%	3.05%	9.37%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Security Investors, LLC Sub-Adviser: Guggenheim Partners Advisors, LLC	0.92%	-16.15%	0.15%	2.48%
Global Equity	Guggenheim VIF World Equity Income Adviser: Security Investors, LLC	1.10%	-9.12%	5.64%	7.59%
Mid Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.14%	-2.86%	6.32%	8.60%
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	1.00%	0.85%	7.76%	10.74%
Intermediate Core-Plus Bond	Invesco V.I. Core Plus Bond – Series II Adviser: Invesco Advisers, Inc.	0.96%	-14.68%	-0.04%	1.87%
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.11%	-31.13%	8.36%	11.55%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.82%	-7.71%	5.35%	8.12%
International Equity	Invesco V.I. EQV International Equity – Series II Adviser: Invesco Advisers, Inc.	1.16%	-18.50%	1.26%	4.15%
Global Equity	Invesco V.I. Global – Series II Adviser: Invesco Advisers, Inc.	1.06%	-31.94%	2.59%	7.59%
Specialty-Sector	Invesco V.I. Global Real Estate – Series I Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.02%	-24.94%	-0.91%	2.48%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Money Market	Invesco V.I. Government Money Market – Series II Adviser: Invesco Advisers, Inc.	0.53%	1.25%	0.88%	0.48%
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.93%	-10.58%	-0.39%	0.17%
Specialty-Sector	Invesco V.I. Health Care – Series I Adviser: Invesco Advisers, Inc.	0.96%	-13.32%	8.30%	10.24%
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.18%	-14.45%	4.82%	7.72%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.12%	-16.04%	6.74%	10.60%
Mid Cap Growth	Janus Henderson VIT Enterprise – Service Class Adviser: Janus Henderson Investors US LLC	0.96%	-16.15%	9.35%	13.10%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Henderson Investors US LLC	0.81%	-30.06%	7.90%	11.16%
Multi-Sector Bond	Lord Abbett Series Bond-Debenture VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.89%	-12.80%	1.01%	3.65%
Small Cap Growth	Lord Abbett Series Developing Growth VC – Class VC2 Adviser: Lord, Abbett & Co. LLC	1.30%	-35.98%	8.23%	10.86%
Intermediate Core Bond	LVIP JPMorgan Core Bond – Service Class Adviser: Lincoln Investment Advisors Corporation	0.80%	-12.73%	-0.11%	0.83%
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.24%	-17.80%	2.43%	4.42%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.95%	-9.84%	4.91%	7.07%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.04%	0.48%	8.73%	8.35%
Emerging Markets	Morgan Stanley VIF Emerging Markets Equity – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Company	1.47%	-25.13%	-2.77%	0.54%
Asset Allocation/ Lifestyle	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.89%	-13.17%	4.59%	7.17%
Asset Allocation/ Lifestyle	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.88%	-12.88%	2.80%	4.90%
Asset Allocation/ Lifestyle	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.94%	-11.82%	0.54%	1.74%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Asset Allocation/ Lifestyle	Morningstar Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.87%	-13.25%	3.84%	6.32%
Asset Allocation/ Lifestyle	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.90%	-12.54%	1.77%	3.36%
Specialty	Neuberger Berman AMT Sustainable Equity – Class S Adviser: Neuberger Berman Investment Advisers LLC	1.18%	-18.65%	7.14%	10.64%
Specialty	PIMCO VIT All Asset – Administrative Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	0.575%	-11.84%	3.22%	3.25%
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Adminis- trative Class Adviser: Pacific Investment Management Company LLC	1.50%	8.61%	7.03%	-1.56%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond – Advisor Class Adviser: Pacific Investment Management Company LLC	1.14%	-15.80%	-0.95%	0.87%
International Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Administrative Class Adviser: Pacific Investment Management Company LLC	1.01%	-10.15%	0.32%	2.22%
Short Term Bond	PIMCO VIT Low Duration – Administrative Class Adviser: Pacific Investment Management Company LLC	0.67%	-5.74%	0.08%	0.42%
Inflation- Protected Bond	PIMCO VIT Real Return – Administrative Class Adviser: Pacific Investment Management Company LLC	0.77%	-11.90%	1.96%	0.90%
Intermediate Term Bond	PIMCO VIT Total Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.77%	-14.39%	-0.28%	0.82%
Small Cap Value	Putnam VT Small Cap Value – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited	1.03%	-12.98%	4.72%	9.12%
Small Cap Blend	Royce Micro-Cap – Investment Class Adviser: Royce & Associates, LP	1.12%	-22.43%	6.30%	5.73%
Specialty-Sector	T. Rowe Price Health Sciences – Class II Adviser: T. Rowe Price Associates, Inc.	1.20%	-12.69%	10.56%	15.35%
Emerging Markets	Templeton Developing Markets VIP Fund – Class 2 Adviser: Templeton Asset Management Ltd Sub-Adviser: Franklin Templeton Investment Management Limited	1.38%	-21.98%	-1.67%	1.02%
Global Bond	Templeton Global Bond VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.79%	-4.95%	-2.32%	-0.78%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
High Yield Bond	Western Asset Variable Global High Yield Bond – Class II Adviser: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.	1.04%	-13.87%	0.37%	2.26%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

2 This fund is no longer available for new transfers.

Portfolio Company Objective [Text Block]	InvestmentType2This fund is no longer available for new transfers.
Some Portfolio Companies not Available for All Benefits [Text Block]	Optional Rider Investment Restrictions
If you have elected one of the optional riders listed in the table below, your Contract is subject to investment allocation restrictions. Depending on the optional riders you choose, you may not be able to invest in certain Underlying Funds or the Fixed Account. In addition, other investment restrictions may apply, as shown below.
Riders Currently Available
Rider	Investment Restrictions
Extra Credit at 4%	Fixed Account not available as an investment option
0-Year or 4-Year Alternate Withdrawal Charge (The 3-Year Alternate Withdrawal Charge in states where the 4-Year Alternate Withdrawal Charge is not approved)	Fixed Account not available as an investment option

Temporary Fee Reductions, Current Expenses [Text Block]	Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements
SECUREDESIGNS VARIABLE ANNUITY | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that you choose under the Contract.•Each investment option (including the Fixed Account, if available) has its own unique risks.•You should review the investment options before making an investment decision.
SECUREDESIGNS VARIABLE ANNUITY | RiskofInvestmentLossMember
Prospectus:
Risk [Text Block]	Risk of Investment Loss — The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
SECUREDESIGNS VARIABLE ANNUITY | ShortTermInvestmentRiskWithdrawalRiskMember
Prospectus:
Risk [Text Block]	Short-Term Investment Risk/Withdrawal Risk — This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A withdrawal charge may be assessed on withdrawals and surrenders, and it could be substantial. Each Purchase Payment is subject to a withdrawal charge for seven years from the date of that Purchase Payment. This means that a Purchase Payment made in year eight of the Contract will be subject to a withdrawal charge until year 15 of the Contract. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal could reduce the value of certain optional benefits by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long time horizon.
SECUREDESIGNS VARIABLE ANNUITY | SubaccountRiskMember
Prospectus:
Risk [Text Block]	Subaccount Risk — Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.
SECUREDESIGNS VARIABLE ANNUITY | ManagedVolatilityFundRiskMember
Prospectus:
Risk [Text Block]	Managed Volatility Fund Risk — Certain Underlying Funds utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the Contract’s guaranteed rider benefits, like living and death benefits, because they reduce the incidence of extreme outcomes, including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your Contract Value and guaranteed rider benefits and may therefore conflict with your personal investment objectives. In addition, the cost of these hedging strategies may negatively impact performance.
SECUREDESIGNS VARIABLE ANNUITY | PurchasePaymentRiskMember
Prospectus:
Risk [Text Block]	Purchase Payment Risk — Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.
SECUREDESIGNS VARIABLE ANNUITY | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk — All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
SECUREDESIGNS VARIABLE ANNUITY | CybersecurityandBusinessDisruptionRiskMember
Prospectus:
Risk [Text Block]	Cybersecurity and Business Disruption Risk — Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts (such as Russia’s invasion of the Ukraine and the resulting response by the United States and other countries). For more information about these risks, see “More About the Contract – Cyber Security and Certain Business Continuity Risks.”
SECUREDESIGNS VARIABLE ANNUITY | CreditEnhancementRiskMember
Prospectus:
Risk [Text Block]	Credit Enhancement Risk — Expenses for a Contract with a Credit Enhancement may be higher than for a Contract without a Credit Enhancement. The amount of the Purchase Payment credit may be more than offset by the fees and charges associated with the credit. In addition, Credit Enhancements are excluded from the calculation of the optional living and death benefits. This means that, unlike Purchase Payments, Credit Enhancements do not increase the value of such benefits.
SECUREDESIGNS VARIABLE ANNUITY | TaxConsequencesRiskMember
Prospectus:
Risk [Text Block]	Tax Consequences Risk — Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
SECUREDESIGNS VARIABLE ANNUITY | AdvisoryFeeDeductionRiskMember
Prospectus:
Risk [Text Block]	Advisory Fee Deduction Risk — If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit and guaranteed rider benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. Subject to certain conditions, the Company will not treat the deduction of advisory fees as withdrawals under the Contract for purposes of the GLWB Rider, and such deductions will not reduce benefits under the GLWB Rider. However, the deduction of advisory fees from your Contract Value will reduce the Contract Value, which could reduce the potential for increases to the benefits under the GLWB Rider.
SECUREDESIGNS VARIABLE ANNUITY | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal.
SECUREDESIGNS VARIABLE ANNUITY | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.•Surrender charges may apply to withdrawals. If you take a withdrawal, a surrender charge may reduce the value of your Contract or the amount of money that you actually receive. Withdrawals may also reduce or terminate Contract guarantees.•The benefits of tax deferral, long-term income, and living benefit guarantees mean the Contract is more beneficial to investors with a long time horizon.
SECUREDESIGNS VARIABLE ANNUITY | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to us, Security Benefit Life Insurance Company. Any obligations (including under the Fixed Account option), guarantees or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.securitybenefit.com.
SECUREDESIGNS VARIABLE ANNUITY | ABDiscoveryValueClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	AB Discovery Value – Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(15.82%)
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	9.06%
SECUREDESIGNS VARIABLE ANNUITY | ABVPSDynamicAssetAllocationClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	AB VPS Dynamic Asset Allocation – Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(18.68%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	3.07%
SECUREDESIGNS VARIABLE ANNUITY | AmericanCenturyVPMidCapValueClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	American Century VP Mid Cap Value – Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(1.38%)
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	10.84%
SECUREDESIGNS VARIABLE ANNUITY | AmericanCenturyVPUltraClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	American Century VP Ultra® – Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(32.46%)
Average Annual Total Returns, 5 Years [Percent]	10.94%
Average Annual Total Returns, 10 Years [Percent]	13.95%
SECUREDESIGNS VARIABLE ANNUITY | AmericanCenturyVPValueClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	American Century VP Value – Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	0.31%
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	10.41%
SECUREDESIGNS VARIABLE ANNUITY | AmericanFundsISAssetAllocationClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	American Funds IS® Asset Allocation – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.87%
SECUREDESIGNS VARIABLE ANNUITY | AmericanFundsISCapitalWorldBondClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	American Funds IS® Capital World Bond – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(17.84%)
Average Annual Total Returns, 5 Years [Percent]	(2.01%)
Average Annual Total Returns, 10 Years [Percent]	(0.70%)
SECUREDESIGNS VARIABLE ANNUITY | AmericanFundsISGlobalGrowthClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	American Funds IS® Global Growth – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(24.92%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.92%
SECUREDESIGNS VARIABLE ANNUITY | AmericanFundsISGrowthIncomeClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	American Funds IS® Growth-Income – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(16.71%)
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	11.28%
SECUREDESIGNS VARIABLE ANNUITY | AmericanFundsISInternationalClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	American Funds IS® International – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(21.02%)
Average Annual Total Returns, 5 Years [Percent]	(1.29%)
Average Annual Total Returns, 10 Years [Percent]	3.67%
SECUREDESIGNS VARIABLE ANNUITY | AmericanFundsISNewWorldClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Name [Text Block]	American Funds IS® New World – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(22.25%)
Average Annual Total Returns, 5 Years [Percent]	2.07%
Average Annual Total Returns, 10 Years [Percent]	4.02%
SECUREDESIGNS VARIABLE ANNUITY | BlackRockEquityDividendVIClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	BlackRock Equity Dividend V.I. – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(4.10%)
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	9.85%
SECUREDESIGNS VARIABLE ANNUITY | BlackRockGlobalAllocationVIClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(16.07%)
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	4.81%
SECUREDESIGNS VARIABLE ANNUITY | BlackRockHighYieldVIClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	BlackRock High Yield V.I. – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(10.56%)
Average Annual Total Returns, 5 Years [Percent]	2.35%
Average Annual Total Returns, 10 Years [Percent]	3.85%
SECUREDESIGNS VARIABLE ANNUITY | BNYMellonIPMidCapStockServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon IP MidCap Stock – Service Class
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(14.29%)
Average Annual Total Returns, 5 Years [Percent]	3.24%
Average Annual Total Returns, 10 Years [Percent]	8.60%
SECUREDESIGNS VARIABLE ANNUITY | BNYMellonIPSmallCapStockIndexServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon IP Small Cap Stock Index – Service Class
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(16.65%)
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	10.20%
SECUREDESIGNS VARIABLE ANNUITY | BNYMellonIPTechnologyGrowthServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	BNY Mellon IP Technology Growth – Service Class
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(46.52%)
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	10.90%
SECUREDESIGNS VARIABLE ANNUITY | BNYMellonVIFAppreciationServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon VIF Appreciation – Service Class
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Fayez Sarofim & Co., LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(18.26%)
Average Annual Total Returns, 5 Years [Percent]	10.03%
Average Annual Total Returns, 10 Years [Percent]	10.82%
SECUREDESIGNS VARIABLE ANNUITY | ClearbridgeVariableAggressiveGrowthClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	ClearBridge Variable Aggressive Growth – Class II
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(26.59%)
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	8.22%
SECUREDESIGNS VARIABLE ANNUITY | ClearbridgeVariableSmallCapGrowthClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth – Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(28.85%)
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	11.23%
SECUREDESIGNS VARIABLE ANNUITY | DelawareIvyVIPAssetStrategyClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	Delaware Ivy VIP Asset Strategy - Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(14.71%)
Average Annual Total Returns, 5 Years [Percent]	4.32%
Average Annual Total Returns, 10 Years [Percent]	4.46%
SECUREDESIGNS VARIABLE ANNUITY | FidelityVIPEquityIncomeServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Fidelity® VIP Equity-Income – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(5.25%)
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	9.91%
SECUREDESIGNS VARIABLE ANNUITY | FidelityVIPGrowthandIncomeServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Growth & Income – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(5.17%)
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	11.30%
SECUREDESIGNS VARIABLE ANNUITY | FidelityVIPGrowthOpportunitiesServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(38.32%)
Average Annual Total Returns, 5 Years [Percent]	12.80%
Average Annual Total Returns, 10 Years [Percent]	14.81%
SECUREDESIGNS VARIABLE ANNUITY | FidelityVIPHighIncomeServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Fidelity® VIP High Income – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(11.67%)
Average Annual Total Returns, 5 Years [Percent]	0.86%
Average Annual Total Returns, 10 Years [Percent]	2.71%
SECUREDESIGNS VARIABLE ANNUITY | FidelityVIPOverseasServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Overseas – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(24.68%)
Average Annual Total Returns, 5 Years [Percent]	2.35%
Average Annual Total Returns, 10 Years [Percent]	5.48%
SECUREDESIGNS VARIABLE ANNUITY | FranklinAllocationVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Franklin Allocation VIP Fund – Class 4
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.19%)
Average Annual Total Returns, 5 Years [Percent]	2.46%
Average Annual Total Returns, 10 Years [Percent]	5.44%
SECUREDESIGNS VARIABLE ANNUITY | FranklinIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Franklin Income VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(5.47%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	5.51%
SECUREDESIGNS VARIABLE ANNUITY | FranklinMutualGlobalDiscoveryVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(4.75%)
Average Annual Total Returns, 5 Years [Percent]	3.66%
Average Annual Total Returns, 10 Years [Percent]	6.60%
SECUREDESIGNS VARIABLE ANNUITY | FranklinSmallCapValueVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Value
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(10.06%)
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	9.09%
SECUREDESIGNS VARIABLE ANNUITY | FranklinStrategicIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Multi-Sector Bond
Portfolio Company Name [Text Block]	Franklin Strategic Income VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(10.75%)
Average Annual Total Returns, 5 Years [Percent]	(0.07%)
Average Annual Total Returns, 10 Years [Percent]	1.30%
SECUREDESIGNS VARIABLE ANNUITY | GuggenheimVIFAllCapValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Multi Cap Value
Portfolio Company Name [Text Block]	Guggenheim VIF All Cap Value
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(1.17%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	10.52%
SECUREDESIGNS VARIABLE ANNUITY | GuggenheimVIFAlphaOpportunityMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Guggenheim VIF Alpha Opportunity
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	4.43%
Average Annual Total Returns, 1 Year [Percent]	(8.53%)
Average Annual Total Returns, 5 Years [Percent]	(2.08%)
Average Annual Total Returns, 10 Years [Percent]	3.79%
SECUREDESIGNS VARIABLE ANNUITY | GuggenheimVIFFloatingRateStrategiesMember
Prospectus:
Portfolio Company Objective [Text Block]	Floating Rate Bond
Portfolio Company Name [Text Block]	Guggenheim VIF Floating Rate Strategies
Portfolio Company Adviser [Text Block]	Guggenheim Partners Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Guggenheim Partners Advisors, LLC
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(0.85%)
Average Annual Total Returns, 5 Years [Percent]	1.64%
SECUREDESIGNS VARIABLE ANNUITY | GuggenheimVIFGlobalManagedFuturesStrategyMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Guggenheim VIF Global Managed Futures Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	2.01%
Average Annual Total Returns, 1 Year [Percent]	11.28%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	1.75%
SECUREDESIGNS VARIABLE ANNUITY | GuggenheimVIFHighYieldMember
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Guggenheim VIF High Yield
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Portfolio Company Subadviser [Text Block]	Guggenheim Partners Advisors, LLC
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	(9.70%)
Average Annual Total Returns, 5 Years [Percent]	1.30%
Average Annual Total Returns, 10 Years [Percent]	3.48%
SECUREDESIGNS VARIABLE ANNUITY | GuggenheimVIFLargeCapValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Guggenheim VIF Large Cap Value
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(1.32%)
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	10.53%
SECUREDESIGNS VARIABLE ANNUITY | GuggenheimVIFLongShortEquityMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Guggenheim VIF Long Short Equity
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	0.43%
Average Annual Total Returns, 10 Years [Percent]	3.74%
SECUREDESIGNS VARIABLE ANNUITY | GuggenheimVIFManagedAssetAllocationMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Guggenheim VIF Managed Asset Allocation
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(16.57%)
Average Annual Total Returns, 5 Years [Percent]	3.65%
Average Annual Total Returns, 10 Years [Percent]	6.08%
SECUREDESIGNS VARIABLE ANNUITY | GuggenheimVIFMultiHedgeStrategiesMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Guggenheim VIF Multi-Hedge Strategies
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.72%
Average Annual Total Returns, 1 Year [Percent]	(3.40%)
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	2.25%
SECUREDESIGNS VARIABLE ANNUITY | GuggenheimVIFSmallCapValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Value
Portfolio Company Name [Text Block]	Guggenheim VIF Small Cap Value
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(3.74%)
Average Annual Total Returns, 5 Years [Percent]	5.19%
Average Annual Total Returns, 10 Years [Percent]	7.85%
SECUREDESIGNS VARIABLE ANNUITY | GuggenheimVIFSMidCapValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	Guggenheim VIF SMid Cap Value
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(1.86%)
Average Annual Total Returns, 5 Years [Percent]	6.91%
Average Annual Total Returns, 10 Years [Percent]	9.70%
SECUREDESIGNS VARIABLE ANNUITY | GuggenheimVIFStylePlusLargeCoreMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Guggenheim VIF StylePlus Large Core
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(20.67%)
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]	11.89%
SECUREDESIGNS VARIABLE ANNUITY | GuggenheimVIFStylePlusLargeGrowthMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Guggenheim VIF StylePlus Large Growth
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	(30.69%)
Average Annual Total Returns, 5 Years [Percent]	9.52%
Average Annual Total Returns, 10 Years [Percent]	13.27%
SECUREDESIGNS VARIABLE ANNUITY | GuggenheimVIFStylePlusMidGrowthMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Guggenheim VIF StylePlus Mid Growth
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	(27.78%)
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	10.32%
SECUREDESIGNS VARIABLE ANNUITY | GuggenheimVIFStylePlusSmallGrowthMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	Guggenheim VIF StylePlus Small Growth
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.53%
Average Annual Total Returns, 1 Year [Percent]	(26.61%)
Average Annual Total Returns, 5 Years [Percent]	3.05%
Average Annual Total Returns, 10 Years [Percent]	9.37%
SECUREDESIGNS VARIABLE ANNUITY | GuggenheimVIFTotalReturnBondMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	Guggenheim VIF Total Return Bond
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Portfolio Company Subadviser [Text Block]	Guggenheim Partners Advisors, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.48%
SECUREDESIGNS VARIABLE ANNUITY | GuggenheimVIFWorldEquityIncomeMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Guggenheim VIF World Equity Income
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(9.12%)
Average Annual Total Returns, 5 Years [Percent]	5.64%
Average Annual Total Returns, 10 Years [Percent]	7.59%
SECUREDESIGNS VARIABLE ANNUITY | InvescoVIAmericanValueSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	Invesco V.I. American Value – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(2.86%)
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	8.60%
SECUREDESIGNS VARIABLE ANNUITY | InvescoVIComstockSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Invesco V.I. Comstock – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	0.85%
Average Annual Total Returns, 5 Years [Percent]	7.76%
Average Annual Total Returns, 10 Years [Percent]	10.74%
SECUREDESIGNS VARIABLE ANNUITY | InvescoVICorePlusBondSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Invesco V.I. Core Plus Bond – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(14.68%)
Average Annual Total Returns, 5 Years [Percent]	(0.04%)
Average Annual Total Returns, 10 Years [Percent]	1.87%
SECUREDESIGNS VARIABLE ANNUITY | InvescoVIDiscoveryMidCapGrowthSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Invesco V.I. Discovery Mid Cap Growth – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(31.13%)
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	11.55%
SECUREDESIGNS VARIABLE ANNUITY | InvescoVIEquityandIncomeSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(7.71%)
Average Annual Total Returns, 5 Years [Percent]	5.35%
Average Annual Total Returns, 10 Years [Percent]	8.12%
SECUREDESIGNS VARIABLE ANNUITY | InvescoVIEQVInternationalEquitySeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(18.50%)
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	4.15%
SECUREDESIGNS VARIABLE ANNUITY | InvescoVIGlobalSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Invesco V.I. Global – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(31.94%)
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	7.59%
SECUREDESIGNS VARIABLE ANNUITY | InvescoVIGlobalRealEstateSeriesIMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Invesco V.I. Global Real Estate – Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(24.94%)
Average Annual Total Returns, 5 Years [Percent]	(0.91%)
Average Annual Total Returns, 10 Years [Percent]	2.48%
SECUREDESIGNS VARIABLE ANNUITY | InvescoVIGovernmentMoneyMarketSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Invesco V.I. Government Money Market – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	1.25%
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	0.48%
SECUREDESIGNS VARIABLE ANNUITY | InvescoVIGovernmentSecuritiesSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Government Bond
Portfolio Company Name [Text Block]	Invesco V.I. Government Securities – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(10.58%)
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	0.17%
SECUREDESIGNS VARIABLE ANNUITY | InvescoVIHealthCareSeriesIMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Invesco V.I. Health Care – Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(13.32%)
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]	10.24%
SECUREDESIGNS VARIABLE ANNUITY | InvescoVIMainStreetMidCapFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Blend
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Mid Cap Fund® – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(14.45%)
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	7.72%
SECUREDESIGNS VARIABLE ANNUITY | InvescoVIMainStreetSmallCapFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(16.04%)
Average Annual Total Returns, 5 Years [Percent]	6.74%
Average Annual Total Returns, 10 Years [Percent]	10.60%
SECUREDESIGNS VARIABLE ANNUITY | JanusHendersonVITEnterpriseServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson VIT Enterprise – Service Class
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	13.10%
SECUREDESIGNS VARIABLE ANNUITY | JanusHendersonVITResearchServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson VIT Research – Service Class
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(30.06%)
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	11.16%
SECUREDESIGNS VARIABLE ANNUITY | JPMorganInsuranceTrustCoreBondPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Multi-Sector Bond
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(12.80%)
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	3.65%
SECUREDESIGNS VARIABLE ANNUITY | LordAbbettSeriesBondDebentureVCClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	Lord Abbett Series Bond-Debenture VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(35.98%)
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	10.86%
SECUREDESIGNS VARIABLE ANNUITY | LordAbbettSeriesDevelopingGrowthVCClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Core Bond
Portfolio Company Name [Text Block]	Lord Abbett Series Developing Growth VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(12.73%)
Average Annual Total Returns, 5 Years [Percent]	(0.11%)
Average Annual Total Returns, 10 Years [Percent]	0.83%
SECUREDESIGNS VARIABLE ANNUITY | MFSVITIIResearchInternationalServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MFS® VIT II Research International – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(17.80%)
Average Annual Total Returns, 5 Years [Percent]	2.43%
Average Annual Total Returns, 10 Years [Percent]	4.42%
SECUREDESIGNS VARIABLE ANNUITY | MFSVITTotalReturnServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	MFS® VIT Total Return – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(9.84%)
Average Annual Total Returns, 5 Years [Percent]	4.91%
Average Annual Total Returns, 10 Years [Percent]	7.07%
SECUREDESIGNS VARIABLE ANNUITY | MFSVITUtilitiesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	MFS® VIT Utilities – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	0.48%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	8.35%
SECUREDESIGNS VARIABLE ANNUITY | MorganStanleyVIFEmergingMarketsEquityClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Name [Text Block]	Morgan Stanley VIF Emerging Markets Equity – Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management, Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Company
Current Expenses [Percent]	1.47%
Average Annual Total Returns, 1 Year [Percent]	(25.13%)
Average Annual Total Returns, 5 Years [Percent]	(2.77%)
Average Annual Total Returns, 10 Years [Percent]	0.54%
SECUREDESIGNS VARIABLE ANNUITY | MorningstarAggressiveGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(13.17%)
Average Annual Total Returns, 5 Years [Percent]	4.59%
Average Annual Total Returns, 10 Years [Percent]	7.17%
SECUREDESIGNS VARIABLE ANNUITY | MorningstarBalancedETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(12.88%)
Average Annual Total Returns, 5 Years [Percent]	2.80%
Average Annual Total Returns, 10 Years [Percent]	4.90%
SECUREDESIGNS VARIABLE ANNUITY | MorningstarConservativeETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Morningstar Conservative ETF Asset Allocation Portfolio – Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(11.82%)
Average Annual Total Returns, 5 Years [Percent]	0.54%
Average Annual Total Returns, 10 Years [Percent]	1.74%
SECUREDESIGNS VARIABLE ANNUITY | MorningstarGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Morningstar Growth ETF Asset Allocation Portfolio – Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(13.25%)
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	6.32%
SECUREDESIGNS VARIABLE ANNUITY | MorningstarIncomeandGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(12.54%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.36%
SECUREDESIGNS VARIABLE ANNUITY | NeubergerBermanAMTSustainableEquityClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Neuberger Berman AMT Sustainable Equity – Class S
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(18.65%)
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	10.64%
SECUREDESIGNS VARIABLE ANNUITY | PIMCOVITAllAssetAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	PIMCO VIT All Asset – Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Portfolio Company Subadviser [Text Block]	Research Affiliates LLC
Current Expenses [Percent]	0.575%
Average Annual Total Returns, 1 Year [Percent]	(11.84%)
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	3.25%
SECUREDESIGNS VARIABLE ANNUITY | PIMCOVITCommodityRealReturnStrategyAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	PIMCO VIT CommodityRealReturn Strategy – Adminis-trative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.50%
Average Annual Total Returns, 1 Year [Percent]	8.61%
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	(1.56%)
SECUREDESIGNS VARIABLE ANNUITY | PIMCOVITEmergingMarketsBondAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Emerging Markets Bond
Portfolio Company Name [Text Block]	PIMCO VIT Emerging Markets Bond – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(15.80%)
Average Annual Total Returns, 5 Years [Percent]	(0.95%)
Average Annual Total Returns, 10 Years [Percent]	0.87%
SECUREDESIGNS VARIABLE ANNUITY | PIMCOVITInternationalBondPortfolioUSDollarHedgedAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International Bond
Portfolio Company Name [Text Block]	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(10.15%)
Average Annual Total Returns, 5 Years [Percent]	0.32%
Average Annual Total Returns, 10 Years [Percent]	2.22%
SECUREDESIGNS VARIABLE ANNUITY | PIMCOVITLowDurationAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Short Term Bond
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration – Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(5.74%)
Average Annual Total Returns, 5 Years [Percent]	0.08%
Average Annual Total Returns, 10 Years [Percent]	0.42%
SECUREDESIGNS VARIABLE ANNUITY | PIMCOVITRealReturnAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO VIT Real Return – Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(11.90%)
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]	0.90%
SECUREDESIGNS VARIABLE ANNUITY | PIMCOVITTotalReturnAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	PIMCO VIT Total Return – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	(0.28%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
SECUREDESIGNS VARIABLE ANNUITY | PutnamVTSmallCapValueClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Value
Portfolio Company Name [Text Block]	Putnam VT Small Cap Value – Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(12.98%)
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	9.12%
SECUREDESIGNS VARIABLE ANNUITY | RoyceMicroCapInvestmentClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Royce Micro-Cap – Investment Class
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(22.43%)
Average Annual Total Returns, 5 Years [Percent]	6.30%
Average Annual Total Returns, 10 Years [Percent]	5.73%
SECUREDESIGNS VARIABLE ANNUITY | TRowePriceHealthSciencesClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	T. Rowe Price Health Sciences – Class II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(12.69%)
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	15.35%
SECUREDESIGNS VARIABLE ANNUITY | TempletonDevelopingMarketsVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Name [Text Block]	Templeton Developing Markets VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	(21.98%)
Average Annual Total Returns, 5 Years [Percent]	(1.67%)
Average Annual Total Returns, 10 Years [Percent]	1.02%
SECUREDESIGNS VARIABLE ANNUITY | TempletonGlobalBondVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(4.95%)
Average Annual Total Returns, 5 Years [Percent]	(2.32%)
Average Annual Total Returns, 10 Years [Percent]	(0.78%)
SECUREDESIGNS VARIABLE ANNUITY | WesternAssetVariableGlobalHighYieldBondClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Western Asset Variable Global High Yield Bond – Class II
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(13.87%)
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	2.26%
SECUREDESIGNS VARIABLE ANNUITY | LVIPJPMorganCoreBondServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP JPMorgan Core Bond – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Investment Advisors Corporation
SECUREDESIGNS VARIABLE ANNUITY | StandardDeathBenefitContractIssueAge81andOlderMember
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit – ContractIssue Age 81 and Older
Purpose of Benefit [Text Block]	Provides a death benefit equal to the Contract Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•The death benefit will be reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax.•The Contract Value will be reduced by any Credit Enhancementsapplied during the 12 months prior to the date of the Owner’sdeath.
Name of Benefit [Text Block]	Standard Death Benefit – ContractIssue Age 81 and Older
SECUREDESIGNS VARIABLE ANNUITY | StandardDeathBenefitContractIssueAge80orYoungerMember
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit – ContractIssue Age 80 or Younger
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greater of all Purchase Payments less any withdrawals, including withdrawal charges, or the Contract Value.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•The death benefit will be reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax.•Purchase Payments do not include any Credit Enhancementsand/or Bonus Credits.•The Contract Value will be reduced by any Credit Enhancementsapplied during the 12 months prior to the date of the Owner’sdeath.
Name of Benefit [Text Block]	Standard Death Benefit – ContractIssue Age 80 or Younger
SECUREDESIGNS VARIABLE ANNUITY | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to set up automatic periodic payments from your Contract Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Each payment must be at least $100 (unless we consent otherwise).•Withdrawals may be subject to income tax and penalties.
Name of Benefit [Text Block]	Systematic Withdrawals
SECUREDESIGNS VARIABLE ANNUITY | DollarCostAveragingOptionMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging Option
Purpose of Benefit [Text Block]	Allows the systematic transfer of a specified dollar amount or percentage of Contract Valueamong Subaccounts and the Fixed Account, if available.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•The minimum amount that may be transferred to any one Subaccount is $25.00.•The Company may discontinue, modify, or suspend Dollar Cost Averaging at any time.•Transfers can be made for a fixed period of time, until the total amount elected has been transferred, or until the Contract Value in the Subaccount from which transfers are made has been depleted.•After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.Standard BenefitsName of BenefitPurposeMaximum FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Dollar Cost Averaging Option
SECUREDESIGNS VARIABLE ANNUITY | AssetReallocationOptionMember
Prospectus:
Name of Benefit [Text Block]	Asset Reallocation Option
Purpose of Benefit [Text Block]	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
Name of Benefit [Text Block]	Asset Reallocation Option
SECUREDESIGNS VARIABLE ANNUITY | DCAPlusAccountMember
Prospectus:
Name of Benefit [Text Block]	DCA Plus Account
Purpose of Benefit [Text Block]	Interest is credited to the portion of your initial Purchase Paymentallocated to the DCA Plus Account which is part of the Company’s Fixed Account, and amounts are systematically transferred monthly to the Subaccounts over the DCA Plus Period, per your election.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•The rate of Current Interest credited to the DCA Plus Account will be fixed for the applicable DCA Plus Period (a six-month or 12-month period that begins as of the Valuation Date your Purchase Payment is applied to the DCA Plus Account).•The rate of interest for the Fixed Account allocations could be higher.•You may only allocate Purchase Payments to the DCA Plus Account. Transfers of Contract Value are not permitted.•Not available if you have purchased the Extra Credit Rider at 3%, 4% or 5%, the 0-Year or 4-Year Alternate Withdrawal Charge Rider or the Guaranteed Lifetime Withdrawal Benefit Rider, or if the DCA Plus Period has expired.•Not available in all states.
Name of Benefit [Text Block]	DCA Plus Account
SECUREDESIGNS VARIABLE ANNUITY | AnnualSteppedUpDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Other Annual Expense (of Other Amount), Maximum [Percent]	0.20%
Name of Benefit [Text Block]	Annual Stepped Up Death Benefit
Purpose of Benefit [Text Block]	Provides an enhanced death benefit equal to the greatest of (1) Purchase Payments(excluding Credit Enhancementsand Bonus Credits) less any withdrawals and withdrawal charges, (2) the Contract Value, or (3) the Stepped Up Death Benefit.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Brief Restrictions / Limitations [Text Block]	•We will recapture any Credit Enhancements, if applicable, during the 12 months preceding the Owner’s date of death.•The death benefit is no longer eligible to “step up” on any Contractanniversary following your 81st birthday.•If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value as of the Valuation Date such proof of death and instructions are received by the Company.•Available if the Owner is 79 or younger on the Contract Date.•Available at Contract issue only.•The benefit will terminate at the Annuity Start Date.•The death benefit will be reduced by any outstanding Contract Debt, pro rata account administration charge, and premium tax.•Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.
Name of Benefit [Text Block]	Annual Stepped Up Death Benefit
Operation of Benefit [Text Block]	Annual Stepped Up Death Benefit — For an additional charge, as reflected in the Fee Table and the table of benefits above, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge, and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit (except the death benefit calculated under number 1 below) also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of: 1.The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits) less any withdrawals (including systematic withdrawals) and withdrawal charges;2.The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or3.The Stepped Up Death Benefit.The Stepped Up Death Benefit is the largest result determined for the following calculation as of the date of receipt of instructions regarding payment of the death benefit: •The Contract Value on each Contract anniversary that occurs prior to the oldest Owner attaining age 81; plus•Any Purchase Payments received by the Company since the applicable Contract anniversary; less•An adjustment for any withdrawals (including systematic withdrawals and withdrawals to pay investment advisory fees) and withdrawal charges made since the applicable anniversary. In the event of a withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees), the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any applicable withdrawal charges, premium taxes and/or forfeited Credit Enhancements, by the Contract Value immediately prior to the withdrawal.If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in number 2 above. This rider is available only if the age of the Owner at the time the Contract is issued is 79 or younger. See the discussion under “Death Benefit.” Example of the Annual Stepped Up Death Benefit. Assume: (i)The initial Purchase Payment is $50,000, and no additional Purchase Payments are added to the Contract.(ii)The Owner is 60 years old when the Contract is issued.(iii)The Owner takes no withdrawals between the date the Contract was issued and the date of the Owner’s death.At the time the Contract is issued, the Stepped Up Death Benefit amount is the initial Purchase Payment or $50,000. Due to positive market performance, the Contract Value on the first Contract anniversary is $65,000. The Owner’s Stepped Up Death Benefit amount increases from $50,000 to $65,000. Due to negative market performance, the Contract Value has decreased to $49,000 on the second Contract anniversary. The Stepped Up Death Benefit amount remains at $65,000. The Owner dies during the third Contract Year. At the time of the Owner’s death, the Contract Value is $55,000. The amount payable at death would be the greatest of (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this case, $50,000); (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company (in this case, $55,000); or (3) the Stepped Up Death Benefit (in this case, $65,000). Thus, $65,000 is the death benefit. Example of a Reduction in the Stepped Up Death Benefit Amount as a Result of a Withdrawal. Assume: (i)The initial Purchase Payment is $50,000, and no additional Purchase Payments are added to the Contract.(ii)The Owner is 60 years old when the Contract is issued.At the time the Contract is issued, the Stepped Up Death Benefit amount is the initial Purchase Payment or $50,000. Due to positive market performance, the Contract Value on the first Contract anniversary is $65,000. The Owner’s Stepped Up Death Benefit amount increases from $50,000 to $65,000. Due to negative market performance, the Contract Value has decreased to $49,000 on the second Contract anniversary. The Stepped Up Death Benefit amount remains at $65,000. The Owner takes a free withdrawal of $4,900 in the third Contract Year. The Contract Value prior to the withdrawal is $35,000. As a result of the withdrawal, the Stepped Up Death Benefit is reduced as follows: Withdrawal amount / Contract Value prior to withdrawal $4,900 / $35,000 = 0.14 or 14% Stepped Up Death Benefit x 14% $65,000 x 14% = $9,100
$65,000 - $9,100 = $55,900 The Stepped Up Death Benefit following the withdrawal is $55,900. Example of a Reduction in the Stepped Up Death Benefit Amount as a Result of a Withdrawal to Pay Advisory Fees. Assume: (i)The initial Purchase Payment is $100,000, and no additional Purchase Payments are added to the Contract.(ii)The Stepped Up Death Benefit prior to the advisory fee withdrawal is $125,000.The Owner makes a $1,000 withdrawal to pay advisory fees. The Stepped Up Death Benefit is reduced as follows:
Stepped Up Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$125,000 x [1 - ($1,000 / $100,000)]
$125,000 x [1 - .01] = $123,750 The $1,000 withdrawal causes the Stepped Up Death Benefit to decrease by $1,250.
SECUREDESIGNS VARIABLE ANNUITY | WaiverofWithdrawalChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.05%
Other Annual Expense (of Other Amount), Maximum [Percent]	0.05%
Name of Benefit [Text Block]	Waiver of Withdrawal Charge
Purpose of Benefit [Text Block]	Provides a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65, (2) confinement to a nursing home, or (3) terminal illness.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.05%
Brief Restrictions / Limitations [Text Block]	•Subject to a written physician’s statement acceptable to the Company or a certified Social Security finding of disability.•We will recapture any Credit Enhancements, if applicable, credited during the 12 months preceding any withdrawal.•You will receive no benefit from the disability portion of this rider (and the rider charge will remain the same) if your purchase the Contract with this rider after age 65.•The benefit differs and is not available in certain states.•Available at Contract issue only.•Depending on the Annuity Option chosen, a rider fee may be imposed for the life of the Contract.Optional Benefits Currently AvailableName of BenefitPurposeMaximum Fee (as a percentage of Contract Value)Brief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Waiver of Withdrawal Charge
Operation of Benefit [Text Block]	Waiver of Withdrawal Charge — For an additional charge, as reflected in the Fee Table and the table of benefits above, this rider makes available a waiver of withdrawal charge in the event of (1) total and permanent disability prior to age 65, (2) your confinement to a nursing home, or (3) terminal illness. The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a “hospital” or “qualified skilled nursing facility” for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date. The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a “terminal illness”; and (2) such illness was first diagnosed after the Contract was issued. The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite. Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician’s statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability. The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver. The confinement to a nursing home provision of the Waiver of Withdrawal Charge is not available in California and Massachusetts. The terminal illness provision of the Waiver of Withdrawal Charge is not available in California and New Jersey. If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. This means that if the withdrawal amount exceeds the Purchase Payment(s) made during the 12 months preceding the withdrawal, 100% of any Credit Enhancements paid will be forfeited. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same. Example of the Waiver of Withdrawal Charge. Assume: (i)The Owner is diagnosed with a terminal illness after the Contract is issued.(ii)The Owner requests a withdrawal of $25,000 in Contract Year 3.(iii)The free withdrawal amount for Contract Year 3 is $10,000.Without the Waiver of Withdrawal Charge Rider, the charge applicable to the $25,000 withdrawal would be $900 (($25,000 - $10,000) x 6%), and the Owner would receive $24,100 ($25,000 - $900). With the Waiver of Withdrawal Charge Rider, the $900 charge is waived, and the Owner receives the full $25,000. Example of Credit Enhancement Recapture if the Extra Credit Rider is Purchased with the Waiver of Withdrawal Charge Rider. Assume: (i)The Owner purchased the 4% Extra Credit Rider and Waiver of Withdrawal Charge Rider at Contract issue.(ii)The initial Purchase Payment was $100,000(iii)The Owner was younger than age 65 when the Contract was purchased.At the time the Contract is issued, $4,000 is applied as a Credit Enhancement. Assume that six months after Contract issue, the Owner requests a withdrawal of $5,000. The Credit Enhancement is recaptured from this withdrawal as follows:
Withdrawal Amount	x	Credit Enhancements Applied in Last 12 Months
Total Purchase Payments Made in Last 12 Months
$5,000	x	$4,000	=	$200
$100,000

SECUREDESIGNS VARIABLE ANNUITY | AlternateWithdrawalCharge0YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.70%
Other Annual Expense (of Other Amount), Maximum [Percent]	0.70%
Name of Benefit [Text Block]	Alternate Withdrawal Charge (0-Year)
Purpose of Benefit [Text Block]	Makes available a shorter withdrawal charge schedule in lieu of the Contract’s 7-year withdrawal charge schedule.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.70%
Brief Restrictions / Limitations [Text Block]	•Not available with the Fixed Account.•We may recapture any Credit Enhancement, if applicable, in the event of a full or partial withdrawal.•Available at Contract issue only.•Depending on the Annuity Option chosen, a rider fee may be imposed for the life of the Contract.
Name of Benefit [Text Block]	Alternate Withdrawal Charge (0-Year)
SECUREDESIGNS VARIABLE ANNUITY | AlternateWithdrawalCharge4YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.60%
Optional Benefit Expense, Footnotes [Text Block]	If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See “Alternate Withdrawal Charge.” The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Companyissues your rider on or after January 1, 2005. However, if the Company issued your rider prior to that date, the charge is 0.55%.
Other Annual Expense (of Other Amount), Maximum [Percent]	0.60%
Name of Benefit [Text Block]	Alternate Withdrawal Charge (4-Year)[1]
Purpose of Benefit [Text Block]	Makes available a shorter withdrawal charge schedule in lieu of the Contract’s 7-year withdrawal charge schedule.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.60%
Optional Benefit Expense, Footnotes [Text Block]	If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See “Alternate Withdrawal Charge.” The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Companyissues your rider on or after January 1, 2005. However, if the Company issued your rider prior to that date, the charge is 0.55%.
Brief Restrictions / Limitations [Text Block]	•Not available with the Fixed Account.•We may recapture any Credit Enhancement, if applicable, in the event of a full or partial withdrawal.•Available at Contract issue only.•This rider may provide a benefit only if a withdrawal is taken in the five to seven Contract Years after the applicable Purchase Paymentdate because for the first four years after the Purchase Paymentdate, the withdrawal charges are the same as they would be under the 7-year schedule.•Depending on the Annuity Option chosen, a rider fee may be imposed for the life of the Contract.
Name of Benefit [Text Block]	Alternate Withdrawal Charge (4-Year)[1]
SECUREDESIGNS VARIABLE ANNUITY | FourExtraCreditMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.55%
Optional Benefit Expense, Footnotes [Text Block]	The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
Other Annual Expense (of Other Amount), Maximum [Percent]	0.55%
Name of Benefit [Text Block]	4% Extra Credit
Purpose of Benefit [Text Block]	Provides a Credit Enhancementequal to 4% of Purchase Payments, which will be added to the Contract Value for each Purchase Payment made in the first Contract Year.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.55%
Optional Benefit Expense, Footnotes [Text Block]	The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
Brief Restrictions / Limitations [Text Block]	•Credit Enhancements are only applied to Purchase Paymentsreceived in the first Contract Year. If Purchase Payments are made in subsequent Contract Years, the charge for this benefit will increase proportionately in relation to those Purchase Paymentsand no additional Credit Enhancement will be applied.•Not available with the Fixed Account.•You may not select an Annuity Start Date prior to seven years from the effective date of the rider.•Credit Enhancements are not fully vested until the seventh Contractanniversary. Until that date, all or a portion of the Credit Enhancement(s) will be forfeited under certain circumstances.•Available at Contract issue only.•Available if the Owner is age 80 or younger on the Contract Date.
Name of Benefit [Text Block]	4% Extra Credit
Operation of Benefit [Text Block]	Extra Credit — For an additional charge, as reflected in the Fee Table, this rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. If you elect this rider, the Fixed Account is not available as an investment option under the Contract. A Credit Enhancement of 4% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Prior to February 1, 2010, a Credit Enhancement of 3% or 5% was also available for election. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. You may have in effect on your Contract both an Extra Credit Rider and an Automatic Bonus Credit Rider; however, each rider calculates the Credit Enhancement amount and Bonus Credit amount, respectively, on the basis of Purchase Payments, which do not include any Credit Enhancement or Bonus Credit. See Appendix C – Automatic Bonus Credit Rider. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger at issue. If you elect this rider, you may not select an Annuity Start Date that is prior to seven years from the effective date of the rider. Example of the Credit Enhancement Applied to Initial and Subsequent Purchase Payments. Assume: (i)The Owner purchased the Contract with the 4% Extra Credit Rider.(ii)The initial Purchase Payment is $100,000.The amount of the Credit Enhancement added to the Contract Value would be $4,000 ($100,000 x 4%). Thus, the Contract Value at issue would be $104,000. Six months later the Owner makes a Purchase Payment of $50,000. The additional Purchase Payment will increase the Contract Value by $52,000, the amount of the $50,000 Purchase Payment plus $2,000 ($50,000 x 4%). In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each Contract Date anniversary and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing: 1.The amount of the withdrawal, including any applicable withdrawal charges, premium taxes and/or forfeited Credit Enhancements, less the free withdrawal amount, by2.The Contract Value immediately prior to the withdrawal.The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the free withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser. The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. In addition, if you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See “Waiver of Withdrawal Charge.” Death benefit proceeds may exclude all or part of any Credit Enhancements. See “Death Benefit” and the discussions of the death benefit riders. Example of Credit Enhancement Vesting and Recapture upon Withdrawal in Excess of the Free Withdrawal Amount. Assume: (i)The Owner purchased the Contract with the 4% Extra Credit Rider.(ii)The initial Purchase Payment is $175,000.The amount of the Credit Enhancement added to the Contract Value would be $7,000 ($175,000 x 4%). Thus, the Contract Value at issue would be $182,000. An amount equal to 1/7 of the Credit Enhancement vests each Contract anniversary, and the Credit Enhancement is fully vested seven years from the date the Contract was issued. Assuming no withdrawals in excess of the free withdrawal amount are taken during the first seven Contract Years, the table below shows how the $7,000 Credit Enhancement vests each year:
Beginning of Contract Year	Vested Credit Enhancement	Unvested Credit Enhancement
1	$0.00	$7,000
2	$1,000	$6,000
3	$2,000	$5,000
4	$3,000	$4,000
5	$4,000	$3,000
6	$5,000	$2,000
7	$6,000	$1,000
8	$7,000	$0.00
Due to negative market performance, in Contract Year 3, the Contract Value is $100,000, and the free withdrawal amount is $10,000. The Owner requests a withdrawal of $20,000, $10,000 more than the free withdrawal amount. The Credit Enhancement recapture is calculated as follows:
(Withdrawal Amount – Free Withdrawal Amount)	x	Unvested Credit Enhancement
(Contract Value Prior to Withdrawal – Unvested Credit Enhancement)
($20,000 - $10,000)	x	$5,000	=	$526.32
($100,000 - $5,000)
The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider may make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will increase in correlation to Purchase Payments and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher. If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less or if you make additional Purchase Payments after the first Contract Year, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.
Interest Rate	Rate of Return (net of expenses)
3%*	-5.00%
Interest Rate	Rate of Return (net of expenses)
4%	-1.50%
5%*	0.80%
* Effective February 1, 2010, the 3% and 5% Credit Enhancements are no longer available for election with the Extra Credit Rider.
The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract. Prior to May 1, 2010, on a non-discriminatory basis the Company paid the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchanged their current contract for this Contract and paid a withdrawal charge on the exchange. When such a customer purchased a Credit Enhancement of 5%, the Company added an additional Credit Enhancement to the customer’s initial Purchase Payment. The Company determined the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer’s exchanged annuity contract. The Company required that it be notified when a purchase was made that qualified under this provision. There was no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount was subject to recapture in the event that the Owner exercised his or her right to return the Contract during the Free-Look period and was subject to a withdrawal charge.
SECUREDESIGNS VARIABLE ANNUITY | LoansMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.16%
Optional Benefit Expense, Footnotes [Text Block]	The net loan cost equals the difference between the amount of interest the Company charges you for a loan (which will be no greater than 5.16% plus the total charges for riders you have selected) and the amount of interest the Company credits to the Loan Account, which is 3.0%.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.16%
Optional Benefit Expense, Footnotes [Text Block]	The net loan cost equals the difference between the amount of interest the Company charges you for a loan (which will be no greater than 5.16% plus the total charges for riders you have selected) and the amount of interest the Company credits to the Loan Account, which is 3.0%.
SECUREDESIGNS VARIABLE ANNUITY | OptionalRidersMember
Prospectus:
Operation of Benefit [Text Block]	Optional Riders — Upon your application for the Contract, you may select one or more of the following riders (Owners who purchased their Contracts prior to February 1, 2010 were not permitted to select riders with total rider charges in excess of 2.00%): •Annual Stepped Up Death Benefit;•Extra Credit at 4%;[1]•Waiver of Withdrawal Charge; or•0-Year or 4-Year Alternate Withdrawal Charge.[1]1The Fixed Account is not available under your Contract if you select the Extra Credit Rider at 4% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider (or the 3-Year Alternate Withdrawal Charge in states where the 4-Year Alternate Withdrawal Charge is not approved).The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. The Annual Stepped Up Death Benefit Rider, Extra Credit at 4% Rider, and Alternate Withdrawal Charge Riders are available in every state. The Waiver of Withdrawal Charge Rider is not available in every state. See a detailed description of each rider below. The deduction of advisory fees from your Contract Value to pay a financial intermediary is treated as a withdrawal under the Contract. Such deductions will reduce death benefits and any guaranteed benefit values, perhaps significantly. Subject to certain conditions, such deductions will not reduce the Guaranteed Lifetime Withdrawal Benefit Rider values. However, such deductions will still result in a reduction in your Contract Value, which could reduce death benefits and reduce the potential for increases in any guaranteed benefits under the Guaranteed Lifetime Withdrawal Benefit Rider. Consult your financial intermediary as to the impact of deducting advisory fees from your Contract Value prior to making an election. For information on riders that are no longer available for purchase, please see Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010 and Appendix C – Automatic Bonus Credit Rider. Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
SECUREDESIGNS VARIABLE ANNUITY | AlternateWithdrawalChargeMember
Prospectus:
Operation of Benefit [Text Block]	Alternate Withdrawal Charge — For an additional charge, as reflected in the Fee Table and the table of benefits above these riders make available an alternative withdrawal charge schedule. If you elect this rider, the Fixed Account is not available as an investment option under the Contract. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.
0-Year Schedule		4-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	7%
		2	7%
		3	6%
		4	5%
		5 and over	0%
If you purchase one of these riders, the withdrawal charge schedule above will apply in lieu of the seven year withdrawal charge schedule described under “Contingent Deferred Sales Charge.” If the 4-Year Alternate Withdrawal Charge Rider has not yet been approved in your state, you may purchase a 3-Year Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%, 5% and 0%, respectively, based upon Purchase Payment age (in years) of 1, 2, 3 and over. If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. The amount of the Credit Enhancement forfeiture is calculated in accordance with the Extra Credit Rider. You should consider whether purchasing an Extra Credit Rider (which recaptures all or a portion of the related Credit Enhancements upon any withdrawal within seven years) with an Alternate Withdrawal Charge Rider (which provides a 0 or 4 year withdrawal charge schedule) is appropriate based on your circumstances. If you do not plan to take withdrawals in excess of the free withdrawal amount within seven years of the date of a Purchase Payment, this rider is not appropriate for you. See “Extra Credit.” Fees for these riders will continue to apply even after the withdrawal charges under the seven-year withdrawal charge schedule are no longer applicable. Fees for these riders are imposed until the Annuity Start Date if Annuity Options 1 through 4, 7, or 8 are chosen and for the life of the Contract if Annuity Options 5 or 6 are chosen. The 4-Year Alternate Withdrawal Charge Rider provides a potential benefit only if a withdrawal is taken in the five to seven years after the applicable Purchase Payment date because for the first four years after the Purchase Payment date, the withdrawal charges are the same as they would be under the seven-year schedule. The Company expects to make a profit from the charge for these riders. Example of the 0-Year Alternate Withdrawal Charge. Assume: (i)The Owner purchased the Contract with the 0-Year Alternate Withdrawal Charge Rider.(ii)The Owner requests a withdrawal of $25,000 in Contract Year 2.(iii)The free withdrawal amount for Contract Year 2 is $10,000.Without the 0-Year Alternate Withdrawal Charge Rider, the charge applicable to the $25,000 withdrawal would be $1,050, calculated as follows: ($25,000 - $10,000) x 7% Withdrawal Charge, and the Owner would receive $23,950 ($25,000 - $1,050). With the 0-Year Alternate Withdrawal Charge Rider, there is no Withdrawal Charge, and the Owner receives the full $25,000. Example of the 4-Year Alternate Withdrawal Charge. Assume: (i)The Owner purchased the Contract with the 4-Year Alternate Withdrawal Charge Rider.(ii)The Owner requests a withdrawal of $25,000 in Contract Year 5.(iii)The free withdrawal amount for Contract Year 5 is $10,000.Without the 4-Year Alternate Withdrawal Charge Rider, the charge applicable to the $25,000 withdrawal would be $600, calculated as follows: ($25,000 - $10,000) x 4% Withdrawal Charge, and the Owner would receive $24,400 ($25,000 - $600). With the 4-Year Alternate Withdrawal Charge Rider, there is no Withdrawal Charge, and the Owner receives the full $25,000.